Taxation (Tables)	12 Months Ended
Jun. 30, 2022
Taxation [Abstract]
Income Tax Provision and Reconciliation of Income Tax Provision
3.1.	Taxation

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-
Total tax (expense) / benefit	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(12,583)	(10,326)	(5,446)
Prima facie taxation benefit at 30%	(3,775)	(3,098)	(1,634)
Decrease / (increase) in income tax benefit due to:
Non-deductible expenses	1,501	728	287
Foreign exchange and other translation adjustments	(1,177)	432	(616)
Additional tax deductible expenditure	(190)	(113)	(82)
Unrecognised tax losses relating to current year	3,859	2,160	2,142
Adjustments for prior years	(218)	(109)	(97)
Income tax (expense) / benefit	-	-	-

Deferred Tax
Deferred tax relates to the following
06/30/2022
$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,177)
Losses available for offsetting against future taxable income	1,177
Net deferred tax asset	-

The Group has tax losses for which no deferred tax asset has been recognised on the Statement of Financial Position that amounted to $37.6 million.

Non-recognized Tax Losses
	Jurisdiction 06/30/2022
	Australia	USA	Canada
	AUD$'000	US$'000	CAD$'000
Non-recognised tax losses - revenue
Balance at the beginning of the period	17,608	8,977	216
Movement during the period	3,536	2,853	3
Balance at the end of the period	21,144	11,830	219

	AUD$'000	US$'000	CAD$'000
Non-recognised tax losses - capital
Balance at the beginning of the period	7,307	-	-
Movement during the period	-	-	-
Balance at the end of the period	7,307	-	-
Total revenue and capital losses not recognised	28,451	11,830	219